UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2010

Check here if Amendment [    ]; Amendment Number:
  This Amendment (Check only one.):     [ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tactical Allocation Group, LLC
Address:  139 S. Old Woodward Ave.
          Birmingham, MI  48009

Form 13F File Number:       028-12156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James F. Peters, Jr.
Title:    Chief Executive Officer
Phone:    (248) 283-2520

Signature, Place, and Date of Signing:


/s/ James F. Peters, Jr.            Birmingham, MI             January 31, 2011
-------------------------------------------------------------------------------
James F. Peters, Jr.                 City, State                     Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported byother reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                         ------------
Form 13F Information Table Entry Total:          20
                                         ------------
Form 13F Information Table Value Total:    $348,516
                                         ------------
                                         (thousands)


List of Other Included Managers:     NONE

                                                        FORM 13F INFORMATION TABLE

                                         Name of Reporting Manager:  Tactical Allocation Group, LLC

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other          Voting Authority
        Name of Issuer         Title of Class     CUSIP   (x1000)  Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
BARCLAYS BK PLC               DJUBS CMDT ETN36 06738C778   5,771   117,481  SH        SOLE                 6,242     0      111,239
ISHARES TR                    BARCLYS TIPS BD  464287176  22,369   208,045  SH        SOLE                 9,490     0      198,555
ISHARES TR                    MSCI EMERG MKT   464287234  39,069   820,055  SH        SOLE                50,391     0      769,664
ISHARES TR                    IBOXX INV CPBD   464287242  16,477   151,949  SH        SOLE                 8,109     0      143,840
ISHARES TR                    S&P NA NAT RES   464287374   7,062   169,403  SH        SOLE                 5,444     0      163,959
ISHARES TR                    BARCLYS 20+ YR   464287432   3,066    32,572  SH        SOLE                 8,108     0       24,464
ISHARES TR                    RUSSELL MCP GR   464287481  16,835   297,387  SH        SOLE                21,418     0      275,969
ISHARES TR                    RUSSELL 1000 GRW 464287614  49,110   857,659  SH        SOLE                42,286     0      815,373
ISHARES TR                    RUSL 2000 GROW   464287648   1,507    17,240  SH        SOLE                 4,342     0       12,898
ISHARES TR                    JPMORGAN USD     464288281  40,383   377,131  SH        SOLE                16,439     0      360,692
ISHARES TR                    US PFD STK IDX   464288687  48,191 1,242,036  SH        SOLE                51,083     0    1,190,953
ISHARES TR                    S&P GRWTH ALL    464289867     395    12,533  SH        SOLE                     0     0       12,533
ISHARES TR                    S&P MODERATE     464289875   1,161    38,808  SH        SOLE                     0     0       38,808
ISHARES SILVER TRUST          ISHARES          46428Q109   8,939   296,189  SH        SOLE                14,478     0      281,711
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100   8,142   132,452  SH        SOLE                 9,824     0      122,628
MARKET VECTORS ETF TR         HG YLD MUN ETF   57060U878     741    26,006  SH        SOLE                     0     0       26,006
SPDR GOLD TRUST               GOLD SHS         78463V107  24,538   176,891  SH        SOLE                10,078     0      166,813
SPDR INDEX SHS FDS            S&P EMKTSC ETF   78463X756  29,505   517,549  SH        SOLE                35,769     0      481,780
SPDR INDEX SHS FDS            S&P INTL SMLCP   78463X871  14,614   473,851  SH        SOLE                27,165     0      446,686
VANGUARD SCOTTSDALE FDS       SHRT-TERM CORP   92206C409  10,641   137,459  SH        SOLE                 7,571     0      129,888
TOTAL                                                    348,516
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